INCOME AND SOCIAL CONTRIBUTION TAXES - Carryforwards (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Tax loss carryforward	R$ 3,187,324	R$ 4,839,872
Negative tax basis of social contribution carryforward	R$ 3,412,700	R$ 5,078,111